ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES
16.	ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Accrued sales returns	6,229	9,605	1,526
Accrued sales incentives	8,206	9,475	1,505
Salary, bonus and welfare payable	4,131	12,289	1,953
Accrued social funds	7,758	4,516	718
Business and other taxes payable	8,803	12,223	1,942
Customer deposits*	3,735	4,536	721
Distributor guarantee deposits	5,285	7,546	1,199
Equipment purchase payable	339	348	55
Others	2,947	4,850	770

	47,433	65,388	10,389

*	Represents cash payments received from customers in advance of the delivery of implants and instruments. These deposits are recognized as revenue when the conditions for revenue recognition have been met. The customer deposits are non-refundable unless the Group fails to fulfill the terms of the sales contracts.